Intangible assets excluding goodwill	12 Months Ended
Dec. 31, 2018
Intangible assets excluding goodwill [Abstract]
Disclosure of intangible assets excluding goodwill [Text block]

Intangible assets excluding goodwill

The changes were as follows:

Philips Group

Intangible assets excluding goodwill

in millions of EUR

2018

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2018
Cost	670	2,342	1,985	1,848	487	605	105	8,042
Amortization/ impairments	(392)	(1,338)	(1,161)	(1,262)	(51)	(431)	(84)	(4,720)
Book value	278	1,004	824	586	436	174	21	3,322
Changes in book value:
Additions:
Purchases		7	14		92	92	1	205
Internally generated assets					203			203
Assets available for use				256	(256)
Acquisitions	11	17	330			-	56	415
Amortization	(34)	(114)	(116)	(221)		(59)	(4)	(549)
Impairments	(52)	(16)	(9)	(16)	(1)	(5)	(2)	(101)
Translation differences and other	3	36	27	15	8	2	3	94
Total changes	(72)	(70)	246	34	45	30	53	267
Balance as of December 31, 2018
Cost	689	2,421	2,400	2,103	532	684	168	8,997
Amortization/ impairments	(484)	(1,488)	(1,330)	(1,483)	(51)	(480)	(93)	(5,408)
Book Value	205	934	1,070	621	481	204	75	3,589

Philips Group

Intangible assets excluding goodwill

in millions of EUR

2017

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2017
Cost	1,088	3,429	2,074	1,899	578	580	134	9,782
Amortization/ impairments	(633)	(2,188)	(1,491)	(1,362)	(36)	(421)	(99)	(6,230)
Book value	455	1,241	583	537	542	159	34	3,552

Changes in book value:
Additions:
Purchases		-	23		149	86	3	261
Internally generated assets					189			189
Assets available for use				363	(363)
Acquisitions	7	431	470			2	16	926
Amortization	(40)	(142)	(100)	(213)	-	(52)	(3)	(550)
Impairments			(12)	(43)	(27)	(1)		(83)
Divestments and transfers to assets classified as held for sale	(120)	(438)	(103)	(23)	(11)	(19)	(6)	(721)
Translation differences	(24)	(89)	(37)	(35)	(43)	(1)	(23)	(252)
Total changes	(178)	(238)	241	49	(106)	15	(13)	(230)
Balance as of December 31, 2017
Cost	670	2,342	1,985	1,848	487	605	105	8,042
Accumulated amortization	(392)	(1,338)	(1,161)	(1,262)	(51)	(431)	(84)	(4,720)
Book Value	278	1,004	824	586	436	174	21	3,322

The acquisitions through business combinations in 2018 mainly consist of the acquired intangible assets of EPD Solutions Ltd. For more information, please refer to Acquisitions and divestments.

The amortization of intangible assets is specified in Income from operations.

The expected useful lives of the intangible assets excluding goodwill are as follows:

Philips Group

Expected useful lives of intangible assets excluding goodwill in years

Brand names	2-20
Customer relationships	2-25
Technology	3-20
Other	1-10
Software	1-10
Product development	3-7

The weighted average expected remaining life of brand names, customer relationships, technology and other intangible assets is 9.3 years as of December 31, 2018 (2017: 9.6 years).

At December 31, 2018 the carrying amount of customer relationships of Sleep & Respiratory Care was EUR 278 million with a remaining amortization period of 5 years (2017: EUR 315 million; 6 years). For the intangibles relating to the acquisition of Spectranetics refer to Acquisitions and divestments.